Condensed Consolidated Statements Of Changes In Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in-capital	Retained earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2021		$ 2,730	$ (1,477)	$ 1,253
Balance (in Shares) at Dec. 31, 2021	2,893,125
Net loss for the period			(1,526)	(1,526)	[1]
Debt extinguishment of shareholders’ loans		769		769
Balance at Jun. 30, 2022		3,499	(3,003)	496
Balance (in Shares) at Jun. 30, 2022	2,893,125
Balance at Dec. 31, 2022		16,499	(3,678)	$ 12,821
Balance (in Shares) at Dec. 31, 2022	8,074,217			8,074,217
Net loss for the period			(1,828)	$ (1,828)	[1]
Issuance of ordinary shares to SciSparc Ltd. (Note 3b.)		288		288
Issuance of ordinary shares to SciSparc Ltd. (Note 3b.) (in Shares)	247,415
Balance at Jun. 30, 2023		$ 16,787	$ (5,506)	$ 11,281
Balance (in Shares) at Jun. 30, 2023	8,321,632			8,321,632

[1]	Except share and per share information